Derivative Instruments and Hedging Activities -Classification and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	$ 465	$ 0
Derivative assets	5,253	4,505
Accrued liabilities	(66,414)	(81,706)
Current portion of derivative liabilities	(27,023)	(56,925)
Derivative liabilities (note 11)	25,910	32,971
Cross currency swap agreements
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	465	0
Derivative assets	3,430	4,505
Accrued liabilities	(740)	(701)
Current portion of derivative liabilities	(11,908)	(11,434)
Derivative liabilities (note 11)	7,889	7,887
Derivative
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	465	0
Derivative assets	5,253	4,505
Accrued liabilities	(3,005)	(5,594)
Current portion of derivative liabilities	(27,023)	(56,925)
Derivative liabilities (note 11)	25,910	32,971
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	0	0
Derivative assets	1,823	0
Accrued liabilities	(2,203)	(4,823)
Current portion of derivative liabilities	(12,079)	(42,329)
Derivative liabilities (note 11)	13,348	15,453
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Current portion of derivative assets	0	0
Derivative assets	0	0
Accrued liabilities	(62)	(70)
Current portion of derivative liabilities	(3,036)	(3,162)
Derivative liabilities (note 11)	$ 4,673	$ 9,631